Expense Example - Brighthouse/Artisan Mid Cap Value Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 80
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,053
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	345
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,345
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	314
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	$ 1,229